SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]
Investment Properties:
Current and deferred income tax expense	$ 52,651	$ 13,418
Canada
Investment Properties:
Current and deferred income tax expense	$ 0

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).